Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule Of Reconciliation Of The Numerators Used In Calculating Earnings/(Loss) Per Share
The following tables provide a reconciliation of the numerators used in calculating earnings/(loss) per share attributable to common shareholders:

(Dollars in thousands)	2012	2011	2010
Income/(loss) from continuing operations	$(16,443)	$134,012	$72,935
Income/(loss) from discontinued operations, net of tax	148	8,618	(11,332)
Net income/(loss)	(16,295)	142,630	61,603
Net income attributable to noncontrolling interest	11,464	11,434	11,402
Net income/(loss) attributable to controlling interest	$(27,759)	$131,196	$50,201
Preferred stock dividends	-	-	107,970
Net income/(loss) available to common shareholders	$(27,759)	$131,196	$(57,769)

Income/(loss) from continuing operations	$(16,443)	$134,012	$72,935
Net income attributable to noncontrolling interest	11,464	11,434	11,402
Preferred stock dividends	-	-	107,970
Net income/(loss) from continuing operations available to common shareholders	$(27,907)	$122,578	$(46,437)

Schedule Of Reconciliation Of Weighted Average Common Shares To Diluted Average Common Shares
The following table provides a reconciliation of weighted average common shares to diluted average common shares:

(Shares in thousands)	2012	2011	2010
Weighted average common shares outstanding - basic	248,349	260,574	235,699
Effect of dilutive securities	-	2,287	-
Weighted average common shares outstanding - diluted	248,349	262,861	235,699

Schedule Of Reconciliation Of Earnings/(Loss) Per Common And Diluted Share
The following tables provide a reconciliation of earnings/(loss) per common and diluted share:

Earnings/(loss) per common share:	2012	2011	2010
Income/(loss) per share from continuing operations available to common shareholders	$(0.11)	$0.47	$(0.20)
Income/(loss) per share from discontinued operations, net of tax	-	0.03	(0.05)
Net income/(loss) per share available to common shareholders	$(0.11)	$0.50	$(0.25)
Diluted earnings/(loss) per common share:
Diluted income/(loss) per share from continuing operations available to common shareholders	$(0.11)	$0.47	$(0.20)
Diluted income/(loss) per share from discontinued operations, net of tax	-	0.03	(0.05)
Diluted income/(loss) per share available to common shareholders	$(0.11)	$0.50	$(0.25)